INVESTMENTS IN TRADING SECURITIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Trading Securities	$ 2,212,401	$ 3,497,166
Impairment loss on trading securities	$ (1,336,501)	$ 0	$ (211,018)